Preferred Stock and warrants	12 Months Ended
Dec. 31, 2021
Redeemable Preferred Stock And Warrants [Abstract]
Preferred Stock and warrants
6.	Preferred Stock and Warrants
Non-Convertible
Redeemable Series A Preferred Shares and Warrants
On September 18, 2020 (the “Catterton Closing Date”), we completed the issuance and sale of our Series A Preferred Shares (as defined below) and warrants (the “Warrants”) to purchase our common stock (“Common Stock”) to LCLA Daylight LP, an affiliate of L Catterton Latin America III, L.P. (the “L Catterton Purchaser”) pursuant to our previously announced Investment Agreement, dated as of August 20, 2020, with the L Catterton Purchaser (the “L Catterton Investment Agreement”).
We issued and sold to the L Catterton Purchaser, pursuant to the L Catterton Investment Agreement, 150,000 shares of our newly created Series A Preferred Shares, no par value per share (the “Series A Preferred Shares”) and Warrants to purchase 11,000,000 shares of our Common Stock, no par value, for an aggregate purchase price of $150,000.
On December 31, 2020, we paid certain fees in an aggregate amount of $2,250 to the L Catterton Purchaser.
On the terms and subject to the conditions set forth in the L Catterton Investment Agreement, from and after September 18, 2020, LCLA Daylight LP is entitled to appoint one director to our Board of Directors (the “Board”) and one non-voting
observer to the Board, in each case until such time as LCLA Daylight LP and its permitted transferees no longer hold (a) (i) at least 50% of the Series A Preferred Shares purchased by LCLA Daylight LP under the L Catterton Investment Agreement and (ii) Warrants and/or Common Stock for which the Warrants were exercised that represent, in the aggregate and on an as-exercised
basis, at least 50% of the shares underlying the Warrants purchased by LCLA Daylight LP under the L Catterton Investment Agreement or (b) if the Company has redeemed the Series A Preferred Shares in full (pursuant to the Company’s redemption right with respect thereto), Warrants and/or Common Stock for which the Warrants were exercised that represent, in the aggregate and on an as-exercised
basis, at least 50% of the shares underlying the Warrants purchased by LCLA Daylight LP under the L Catterton Investment Agreement.
The L Catterton Investment Agreement (including the forms of our amended Memorandum of Association and Articles of Association, the terms of the Series A Preferred Shares, Warrants and Registration Rights Agreement) contains other customary covenants and agreements, including certain transfer restrictions, standstill and voting provisions and preemptive rights.
In connection with and concurrently with the closing of the transactions contemplated by the L Catterton Investment Agreement, we issued to LCLA Daylight LP Warrants to purchase 11,000,000 shares of our Common Stock at an exercise price of $0.01 per share, subject to certain customary anti-dilution adjustments provided under the Warrants, including for stock splits, reclassifications, combinations and dividends or distributions made by us on the Common Stock. The Warrants expire on September 18, 2030.
In connection with and concurrently with the closing of the transactions contemplated by the L Catterton Investment Agreement, we and LCLA Daylight LP entered into a Registration Rights Agreement (the “Registration Rights Agreement”), pursuant to which LCLA Daylight LP is entitled to customary registration rights with respect to the Common Stock for which the Warrants may be exercised.
Principal Terms of the Series A Preferred Shares
Dividends:
Dividends on each Series A Preferred Share accrue daily at a rate of 10.0% per annum and are payable semi-annually in arrears on September 30 and March 31, beginning on March 31, 2021. Dividends are payable, either in cash or through an accrual of unpaid dividends (“Dividend Accrual”), at the Company’s option. Dividends on each Series A Preferred Share accrue whether or not declared and whether or not we have assets legally available to make payment thereof. To the extent that any dividends are declared but unpaid, or any dividends are not declared in any given year, (i) such accrued and unpaid dividends and/or (ii) an amount equal to the dividend entitlement, shall compound semi-annually at the rate of 10.0% per annum (“Accumulating Dividends”). All Accumulating Dividends shall be paid in full prior to any distribution, dividend or other payment in respect of any equity securities junior to the Series A Preferred Shares.
Ranking:
The Series A Preferred Shares rank senior to the Common Stock with respect to dividend rights and rights on the distribution of assets on any voluntary or involuntary liquidation, dissolution or winding up of the affairs of the Company.
Company’s Redemption Rights:
At any time on or after the third anniversary of the Catterton Closing Date but prior to the fourth anniversary of the Catterton Closing Date, we may redeem all or any portion of the Series A Preferred Shares in cash at a price equal to 105.0% of the sum of the liquidation preference of $1,000 per Series A Preferred Share plus any Dividend Accruals per Series A Preferred Share (the “Liquidation Preference”), plus, without duplication, accrued and unpaid distributions to, but excluding, the redemption date.

At any time on

or after the fourth anniversary of the Catterton Closing Date but prior to the fifth anniversary of the Catterton Closing Date, we may redeem all or any portion of the Series A Preferred Shares in cash at a price equal to
102.5
% of the Liquidation Preference, plus, without duplication, accrued and unpaid distributions to, but excluding, the redemption date. At any time after the fifth anniversary of the Catterton Closing Date, we may redeem all or any portion of the Series A Preferred Shares in cash at a price equal to the Liquidation Preference plus, without duplication, accrued and unpaid distributions to, but excluding, the redemption date.
Holders’ Redemption Rights:
At any time on or after the fifth anniversary of the Catterton Closing Date, each holder of Series A Preferred Shares may, at its election, cause the Company to redeem all or part of such holder’s then outstanding Series A Preferred Shares in cash at a price equal to the Liquidation Preference, plus, without duplication, accrued and unpaid distributions to, but excluding, the redemption date. In addition, if the Company undergoes a qualifying change of control, each holder of Series A Preferred Shares may, at its election, cause the Company to redeem all of such holder’s then outstanding Series A Preferred Shares in cash at a price equal to 110.0% of the Liquidation Preference, plus, without duplication, accrued and unpaid distributions to, but excluding, the redemption date.
Conversion Rights:
The Series A Preferred Shares are not convertible into Common Stock.
Voting Rights:
Each holder of Series A Preferred Shares will have one vote per share on any matter on which holders of Series A Preferred Shares are entitled to vote separately as a class, whether at a meeting or by written consent. The holders of Series A Preferred Shares do not otherwise have any voting rights at any meetings of the Company’s shareholders or on any resolution of the Company’s shareholders.
The prior written approval of the holders of a majority of the Series A Preferred Shares outstanding at such time, acting together as a separate class, is required in order for the Company to (i) amend the Memorandum and Articles of Association in a manner that adversely affects the holders of Series A Preferred Shares, (ii) create or issue any shares, or any securities convertible or exchangeable into, or exercisable for shares, ranking senior or pari passu to the Series A Preferred Shares or issue any additional Series A Preferred Shares or increase the authorized number of Series A Preferred Shares, other than an additional financing meeting certain requirements, (iii) declare or pay any dividend or distribution, or repurchase or redeem any shares, subject to certain exceptions, including with respect to the Series A Preferred Shares, (iv) make any fundamental change in the nature of the business in which the Company is primarily engaged, (v) initiate, engage in or permit to occur (to the extent within our control), any liquidation, dissolution or winding up of the Company, (vi) continue or re-domicile
the Company in any jurisdiction other than the British Virgin Islands, or (vii) take or permit certain of the foregoing with respect to our significant subsidiaries.
So long as the Catterton Purchaser holds any Series A Preferred Shares, the prior written consent of the Catterton Purchaser is required in order for us to (i) incur any indebtedness for borrowed money in excess of the greater of $60,000, and an amount equal to 1.0x the Company’s consolidated Adjusted EBITDA for the twelve month period ending at the end of the last quarter for which we have publicly reported financial results, (ii) sell, dispose of or enter into any exclusive license for any material asset (or group of related assets) of the Company or with a fair market value equal or greater to 10% of our consolidated total assets and (iii) enter into certain affiliate transactions, in each case subject to certain exceptions.
Pursuant to the L Catterton Investment Agreement, on September 18, 2020, Mr. Dirk Donath was appointed as a member of the Board and Mr. Ramiro Lauzan was appointed as a non-voting
observer. Mr. Donath has also been appointed to serve on the Strategy Committee and Nomination and Compensation Committee of the Board.
Principal Terms of the Warrants to Purchase Common Stock
Pursuant to the L Catterton Investment Agreement, we issued to the Catterton Purchaser Warrants to purchase 11,000,000 Common Shares at an exercise price of $0.01 per share (“Penny Warrants”), subject to certain customary anti-dilution adjustments provided under the Warrants, including for stock splits, reclassifications, combinations and dividends or distributions made by the Company on the Common Shares. The Penny Warrants expire ten years after the Catterton Closing Date.
The Penny Warrants vest and are exercisable as of the issuance date.
The Penny Warrants also include customary anti-dilution adjustments.
Initial and Subsequent Accounting:
The Series A Preferred Shares are classified within temporary equity (mezzanine equity) on our consolidated balance sheet due to the provisions that could cause the equity to be redeemable at the option of the holder and the terms of the Series A Preferred Shares which do not include an unconditional obligation to redeem at a specified or determinable date, or upon an event certain to occur. The Penny Warrants qualify for classification in shareholders’ equity and are included in our consolidated balance sheet within “Additional paid-in
capital”.
As indicated above, if a qualifying change of control occurs, then each holder of Series A Preferred Shares may, at its election, cause the Company to redeem all of such holder’s then outstanding Series A Preferred Shares in cash at a price equal to 110.0% of the Liquidation Preference, plus, without duplication, accrued and unpaid distributions to, but excluding, the redemption date (the “Change of Control Put”). There is a substantial premium as the Company is required to pay 110.0% upon a change of control. The Change of Control Put requires bifurcation. However, it is uncertain whether or when a qualifying change of control would occur that would obligate the Company to pay the substantial premium liquidation preference to holders of the Series A Preferred Shares and at the balance sheet date, these circumstances were not probable. Thus, no value was assigned at inception. A subsequent adjustment to the carrying value of the Series A Preferred Shares may be made only when it becomes probable that such a change of control event will occur.
The gross proceeds received from the issuance of the Series A Preferred Shares were allocated to the Series A Preferred Shares and Warrants on a relative fair value basis.
In determining the fair value of the Series A Preferred Shares, we primarily used discounted cash flow analyses. Inputs to the discounted cash flow analyses and other aspects of the valuation require judgment. The more significant inputs used in the discounted cash flow analyses and other areas of judgment include assumptions on term, cash flows, and market yield.
In determining the fair value of the Warrants, we primarily used the Black Scholes Option Pricing Model (“BSOPM”). Inputs to the BSOPM and other aspects of the valuation require judgment. The more significant inputs used in the BSOPM and other areas of judgment include the starting stock price or value of the underlying assets, the strike price, the time to expiration, and volatility and risk-free rate. In order to consider the two-year
transfer restriction of the Warrants, considered to be security specific, we applied a Discount for Lack of Marketability with the Finnerty Method.
Therefore, the Series A Preferred Shares were initially recognized at an allocated amount on a fair value basis of $84,643, net of $5,415 in initial discount and issuance costs. The Penny Warrants were recognized at an allocated amount on a fair value basis of $56,339, net of $3,604 in issuance costs. Penny Warrants were recorded as additional paid-in
capital.
The Series A Preferred Shares are currently not redeemable; however, they will become redeemable on September 18, 2025. Since only the passage of time is needed to occur for the Series A Preferred Shares to become redeemable, it is considered to be probable that it will be redeemable. As such, we elected to accrete the difference between the initial value of $84,643 and the redemption value of $150,000 over the five-year period from the date of issuance through September 18, 2025 (the date at which the holder has the unconditional right to redeem the shares, deemed to be the earliest likely redemption date) using the effective interest method. The accretion to the carrying value of the redeemable preferred shares is treated as a deemed dividend, recorded as a charge to additional paid-in-capital
(since there is a deficit in retained earnings) and deducted in computing earnings per share (analogous to the treatment for stated dividends paid on the redeemable preferred shares).
The accumulated accretion as of December 31, 2021 and 2020 was $10,600 and $2,831, respectively. On March 31, 2021, we paid $7,972 of accumulated dividends until March 31, 2021. On September 30, 2021, dividends were not paid in cash but instead accrued and accumulated. For the period from April 1, 2021 until December 31, 2021, we accrued $11,491 for unpaid dividends recorded as a charge to additional paid-in-capital.
The resulting redeemable preferred share balance was $109,565 and $91,686 as of December 31, 2021 and 2020, respectively.
As of December 31, 2021, none of the warrants were exercised.
Convertible Redeemable Series B Preferred Shares
On September 21, 2020 (the “Waha Closing Date”), we completed the issuance and sale of our Series B Preferred Shares (as defined below) to Waha LATAM Investments Limited, an affiliate of Waha Capital PJSC (the “Waha Purchaser”) pursuant to our previously announced Investment Agreement, dated as of August 20, 2020, with the Waha Purchaser (the “Waha Investment Agreement”).
We issued and sold to the Waha Purchaser, pursuant to the Waha Investment Agreement, 50,000 shares of our newly created Series B Preferred Shares, no par value per share (the “Series B Preferred Shares”) for an aggregate purchase price of $50,000.
On December 31, 2020, we paid certain fees in an aggregate amount of $1,000 to affiliates of the Waha Purchaser.
On the terms and subject to the conditions set forth in the Waha Investment Agreement, from and after September 21, 2020, the Waha Purchaser is entitled to appoint one director to our Board and one non-voting
observer to the Board, in each case until such time as (i) the Waha Purchaser no longer holds at least 50% of the Series B Preferred Shares purchased by the Waha Purchaser under the Waha Investment Agreement and (ii) in the event that the Waha Purchaser or the Company converts the Series B Preferred Shares to Common Shares in full, the Waha Purchaser will be entitled to appoint one director to the Board and one non-voting
observer to the Board, in each case, until such time as the Waha Purchaser no longer holds at least 50% of the issued and outstanding Common Shares issued to the Waha Purchaser at the conversion date.
The Waha Investment Agreement (including the forms of our amended Memorandum of Association and Articles of Association, the terms of the Series B Preferred Shares and the Waha Shelf Registration Rights Agreement) contains other customary covenants and agreements, including certain transfer restrictions, standstill and voting provisions and preemptive rights.
Pursuant to the Waha Investment Agreement, we and the Waha Purchaser entered into a Shelf Registration Rights Agreement (the “Waha Shelf Registration Rights Agreement”), pursuant to which the Company filed a Registration Statement on Form
F-3
covering the resale of the Common Shares for which the Series B Preferred Shares may be converted. The issuance of the Series B Preferred Shares pursuant to the Waha Investment Agreement is intended to be exempt from registration under the Securities Act, by virtue of the exemption provided by Section 4(a)(2) of the Securities Act.
Principal Terms of the Series B Preferred Shares
Dividends:
Dividends on each Series B Preferred Share accrue daily from and including the Waha Closing Date at a rate of 4.0% per annum and are payable quarterly in arrears commencing on December 31, 2020. Dividends on each Series B Preferred Share accrue whether or not declared and whether or not the Company has assets legally available to make payment thereof.
Dividends are payable, at the Company’s option, either (i) in cash or (ii) by increasing the amount of Accrued Dividends in an amount equal to the amount of the dividend to be paid. If the Company does not declare and pay in cash a full dividend on each Series B Preferred Share on any dividend payment date, then the amount of such unpaid dividend shall automatically be added to the amount of accrued dividends on such share on the applicable dividend payment date without any action on the part of the Company.
In addition, the Series B Preferred Shares are entitled to participate in dividends and other distributions declared and made on the Common Stock on an as-converted
basis.
Ranking:
The Series B Preferred Shares rank on a parity basis to the Series A Preferred Shares and senior to the Common Stock with respect to dividend rights and rights on the distribution of assets on any voluntary or involuntary liquidation, dissolution or winding up of the affairs of the Company.
Liquidation Rights:
In the event of any voluntary or involuntary liquidation, dissolution or winding up of the affairs of the Company, the holders of the Series B Preferred Shares shall be entitled, out of assets legally available therefor, before any distribution or payment out of the assets of the Company may be made to or set aside for the holders of any Common Shares, and subject to the rights of the holders of any Senior Shares or Parity Shares and the rights of the Company’s existing and future creditors, to receive in full a liquidating distribution in cash and in the amount per Series B Preferred Share equal to the Liquidation Preference with respect to such Series B Preferred Share.
Conversion Rights:
The Series B Preferred Shares are convertible, at the option of the holder, at any time into Common Stock at an initial conversion price of $9.251 (the “Initial Conversion Price) per share and an initial conversion rate of 108.1081 Common Shares per Series B Preferred Share, subject to certain anti-dilution adjustments. As of December 31, 2021 and 2020, there were no conversions of the Series B Preferred Shares.
Each holder of Series B Preferred Shares has the right, at such holder’s option, to convert all or a part of such holder’s Series B Preferred Shares at any time into (i) the number of Common Shares per Series B Preferred Share equal to the quotient of (A) the sum of the Stated Value plus, without duplication, any accrued and unpaid Dividends with respect to such Series B Preferred Share as of the applicable Conversion Date (to the extent such accrued and unpaid Dividend is not included in the Stated Value already) (such sum, the “Conversion Amount”) divided by (B) the Conversion Price as of the applicable Conversion Date.
At any time from the third to the fifth anniversary of the Waha Closing Date, if the volume weighted average price (“VWAP”) of the Common Shares exceeds $13.88 (150% of the Initial Conversion Price) as may be adjusted pursuant to the Memorandum and Articles of Association, for at least 10 consecutive trading days, the Company may convert all of the Series B Preferred Shares into the number of Common Shares equal to the quotient of (1) 105% of the conversion amount as of the conversion date divided by (2) the conversion price of such share in effect as of the conversion date.
At any time from the fifth to the seventh anniversary of the Waha Closing Date, if the VWAP of the Common Shares exceeds $12.49 (135% of the Initial Conversion Price), as may be adjusted pursuant to the Memorandum and Articles of Association, for at least 10 consecutive trading days, the Company may convert all of the Series B Preferred Shares into the number of Common Shares equal to the quotient of (1) 105% of the conversion amount as of the conversion date divided by (2) the conversion price of such share in effect as of the conversion date.
In addition, at any time from the seventh anniversary of the Waha Closing Date, if the VWAP of the Common Shares exceeds the Initial Conversion Price, as may be adjusted pursuant to the Memorandum and Articles of Association, for at least 10 consecutive trading days, the Company may convert all of the Series B Preferred Shares into the number of Common Shares equal to the conversion amount divided by the lower of (1) the VWAP per Common Share on the 15 trading days immediately preceding the conversion date or (2) the price per Common Share on the trading day immediately preceding the conversion date.
Redemption Rights:
At any time on or after the seventh anniversary of the Waha Closing Date, the Company may redeem all of the Series B Preferred Shares in cash at a price equal to the sum of (i) (x) the initial stated value of $1,000 per Series B Preferred Shares plus (y) any Dividend Accruals (such sum, the “Stated Value”) plus (ii), without duplication, any accrued and unpaid distributions to, but excluding, the redemption date.
Change of Control Redemption:
If the Company undergoes a qualifying change of control prior to the seventh anniversary of the Waha Closing Date, the Company must redeem, subject to the right of each holder to convert its then outstanding Series B Preferred Shares into Common Shares, all of the then outstanding Series B Preferred Shares for a cash price per share equal to the greater of (x) 110.0% of the Stated Value plus, without duplication, any accrued and unpaid distributions to, but excluding, the redemption date, and (y) the amount such holder would have received in respect of the number of Common Shares that would be issuable upon conversion thereof.
If the Company undergoes a qualifying change of control on or following the seventh anniversary of the Waha Closing Date, the Company must redeem, subject to the right of each holder to convert its then outstanding Series B Preferred Shares into Common Shares, all of the then outstanding Series B Preferred Shares for a cash price per share equal to the greater of (x) 100.0% of the Stated Value plus, without duplication, any accrued and unpaid distributions to, but excluding, the redemption date, and (y) the amount such holder would have received in respect of the number of Common Shares that would be issuable upon conversion thereof, subject to certain conditions.
Voting Rights:
The Series B Preferred Shares will vote on all matters together with the Common Shares on an as-converted
basis. Until such time as the Waha Purchaser no longer holds at least 50% of the Series B Preferred Shares purchased by the Waha Purchaser under the Waha Investment Agreement, the prior written consent of the Waha Purchaser is required in order for the Company to (i) authorize, create or issue any shares senior to or on parity with the Series B Preferred Shares, excluding an additional financing meeting certain requirements; (ii) amend, modify or repeal any provision of the Memorandum and Articles of Association in a manner adverse to the Series B Preferred Shares; (iii) change the authorized number of directors of the Company; (iv) enter into certain affiliate transactions; (v) declare or pay any dividend or distribution with respect to any shares; (vi) redeem, purchase or otherwise acquire any Common Shares; (vii) liquidate, dissolve or wind up the affairs of the Company or any of its subsidiaries, effect a recapitalization or reorganization, or reincorporate the Company under the laws of a jurisdiction other than the British Virgin Islands; (viii) effect a conversion of the Company into a different legal form; and (ix) enter into any exclusive license for all or substantially all of the Company’s products or technologies to a third party, in each case subject to certain exceptions.
Pursuant to the Waha Investment Agreement, Mr. Aseem Gupta served as director from September 21, 2020 until June 30, 2021 when he resigned to his position in the board. As of the date of these consolidated financial statements, Waha has not designated any director since and its seat is still vacant.
Initial and Subsequent Accounting:
The Series B Preferred Shares are classified within temporary equity on our consolidated balance sheets due to the provisions that cause the equity to be redeemable upon the occurrence of a change of control. The terms of the Series B Preferred Shares do not include an unconditional obligation to redeem at a specified or determinable date, or upon an event certain to occur.
The Series B Preferred Shares were determined to have characteristics more akin to equity than debt. As a result, the conversion at holder’s option or at the Company’s option prior to the seventh anniversary of the Waha Closing Date were determined to be clearly and closely related to the Series B Preferred Shares and therefore do not need to be bifurcated and classified as a derivative liability.
The Company’s conversion option after the seventh anniversary of the Waha Closing Date was not determined to be clearly and closely related to the Series B Preferred Shares as the feature is in-substance
a put option as it is designed to provide the investor with a fixed monetary amount, settleable in shares. Put (call) options embedded in equity hosts are not considered clearly and closely related. However, the embedded feature does not meet the definition of a derivative. It has an underlying, a notional amount and a settlement provision, little to no initial net investment but it is not net settled. Therefore, the feature does not need to be bifurcated and classified as a derivative liability.
We also evaluated whether a beneficial conversion feature (“BCF”) should be bifurcated and separately recognized. A convertible instrument contains a BCF when the conversion price is less than the fair value of the shares into which the instrument is convertible at the commitment date. As the conversion price is above the share price and the conversion option is not priced
“in-the-money”,
we concluded that the Series B Preferred Shares did not contain a BCF and no accounting entry was required.
All the other embedded features in the Series B Preferred Shares do not need to be bifurcated.
Accordingly, the Series B Preferred Shares were recognized at fair value of $50,000 (the proceeds on the date of issuance) less issuance costs of $3,300 resulting in an initial value of $46,700.
The Series B Preferred Shares are not currently redeemable at December 31, 2021. Also, the events that could cause the Series B Preferred Shares to become redeemable are not considered probable of occurring as of December 31, 2021. Accordingly, accretion from the initial carrying amount to the redemption amount was not required. Dividends were accrued, approved, and paid in cash for $2,000 and as of December 31, 2021 there were no undeclared dividends.